Expense Example - Research Affiliates Deletions ETF - Research Affiliates Deletions ETF Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	199
Expense Example, with Redemption, 10 Years	$ 473